Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	(5.75%)	(0.47%)	10.14%
Expiration of net operating loss carryforwards	(6.47%)	(31.92%)
Other non-deductible expenses	(1.65%)	(3.99%)	(7.01%)
Cumulative effect of initially applying new accounting standards			13.13%
Change in deferred tax assets and valuation allowance	(10.32%)	10.52%	(43.38%)
Other	0.19%	1.86%	3.12%